SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATE USEFUL LIFE OF ASSETS

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	3-5 years

SCHEDULE OF ACCOUNTS RECEIVABLE
	For the Year Ended Dec 31
	2023	2022
Accounts receivable,gross	$557,863	$458,896
Less:allowance for credit loss	$-	$-
Accounts receivable,net	$557,863	$458,896

SUMMARY OF EXCHANGE OF CURRENCY RATES	The exchange rates utilized are as follows:
	2023	2022
Year-end RMB exchange rate	7.0971	6.9091
Average annual RMB exchange rate	7.0676	6.7131